Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.
CIK	dei_EntityCentralIndexKey	0001041917
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2025
Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A